GODFREY & KAHN, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone No.:  (414) 273-3500
Fax No.:  (414) 273-5198

May 1, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Baird Funds, Inc.
Securities Act Registration No. 333-40128; Investment Company Act No. 811-09997

Ladies and Gentlemen:

On behalf of Baird Funds, Inc. (the "Company"), in lieu of filing the form of Prospectuses  and Statements of Additional Information as required by Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectuses and Statements of Additional Information contained in the most recent amendment to the Company's Registration Statement (i.e., Post-Effective Amendment No. 9 to the Company's Registration Statement on Form N-1A).  Post-Effective Amendment No. 9 was filed electronically via EDGAR on April 30, 2003.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought

cc:	Brett Meili
Lisa Kollmeyer
Christine Gray
Carol A. Gehl
Pam Krill